Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 28, 2024	Aug. 27, 2024	Dec. 28, 2024	Dec. 30, 2023		Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	PEO	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO		Average Summary Compensation Table Total for Non-PEO NEO’s	Average Compensation Actually Paid to Non-PEO NEO’s		Value of Initial $100 Investment Based on Total Stockholder Return		Net Income (in $000’s)
(1)	(2)	(3)	(4)		(5)	(6)		(7)		(8)
2024	Peter Tassiopoulos	$1,068,000	$140,000		$394,076	$394,076		$794.46		$(6,245)
2024	Tony Isaac	$700,459	$900,459		$394,076	$394,076		$794.46		$(6,245)
2023	Tony Isaac	$817,709	$617,709	(a)	$349,346	$224,346	(b)	$40.88	(c)	$(7,812)
2022	Tony Isaac	$625,324	$625,324		$250,324	$250,324		$33.50	(d)	$10,992

PEO Total Compensation Amount	$ 1,068,000	$ 700,459		$ 817,709		$ 625,324
PEO Actually Paid Compensation Amount	140,000	900,459		617,709	[1]	625,324
Adjustment To PEO Compensation, Footnote [Text Block]
(a)	Actual Compensation paid to the PEO in 2023 [column (4)] is less than the Summary Compensation Table (“SCT”) Total [column (3)] resulting from a reduction of Mr. Isaac’s $200,000 in Stock Awards that were granted during fiscal 2023, but not received by Mr. Isaac until fiscal 2024.

Non-PEO NEO Average Total Compensation Amount	394,076	394,076		349,346		250,324
Non-PEO NEO Average Compensation Actually Paid Amount	394,076	394,076		224,346	[2]	250,324
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(b)	For the Non-PEO NEOs, Average Compensation Actually Paid in 2023 [column (6)] is less than the Average SCT Total [column (5)] as reported for the corresponding year in the “Total” column of the SCT due to Stock Awards that were granted during fiscal 2023, but not received by Non-PEO NEOs until fiscal 2024. The Non-PEO NEO during 2023 was Virland A. Johnson.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	794.46	794.46		40.88	[3]	33.50	[4]
Net Income (Loss) Attributable to Parent	$ (6,245)	$ (6,245)		$ (7,812)		$ 10,992
PEO Name	Peter Tassiopoulos	Tony Isaac		Tony Isaac		Tony Isaac
Additional 402(v) Disclosure [Text Block]

(c)	Cumulative total stockholder return (TSR) for the period January 1, 2022 through December 31, 2022 was (66.5)%. An investment of $100.00 as of December 30, 2023 would resultingly have a value of $40.88 as of December 30, 2023.

(d)	Cumulative total stockholder return (TSR) for the period January 1, 2022 through December 31, 2022 was (66.5)%. An investment of $100.00 as of January 1, 2022 would resultingly have a value of $33.50 as of December 31, 2022.

Tony Isaac [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation, Amount				$ 200,000

[1]	Actual Compensation paid to the PEO in 2023 [column (4)] is less than the Summary Compensation Table (“SCT”) Total [column (3)] resulting from a reduction of Mr. Isaac’s $200,000 in Stock Awards that were granted during fiscal 2023, but not received by Mr. Isaac until fiscal 2024.
[2]	For the Non-PEO NEOs, Average Compensation Actually Paid in 2023 [column (6)] is less than the Average SCT Total [column (5)] as reported for the corresponding year in the “Total” column of the SCT due to Stock Awards that were granted during fiscal 2023, but not received by Non-PEO NEOs until fiscal 2024. The Non-PEO NEO during 2023 was Virland A. Johnson.
[3]	Cumulative total stockholder return (TSR) for the period January 1, 2022 through December 31, 2022 was (66.5)%. An investment of $100.00 as of December 30, 2023 would resultingly have a value of $40.88 as of December 30, 2023.
[4]	Cumulative total stockholder return (TSR) for the period January 1, 2022 through December 31, 2022 was (66.5)%. An investment of $100.00 as of January 1, 2022 would resultingly have a value of $33.50 as of December 31, 2022.